Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859